Income Taxes - Schedule of Company's Valuation Allowance for Deferred Income Tax Assets (Detail) (Deferred Income Tax Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Deferred Income Tax Assets [Member]
Valuation Allowance [Line Items]
Beginning Balance	$ (22,918)	$ (25,820)	$ (22,431)
Additions	(11,532)	(9,215)	(6,279)
Deductions	7,003	12,117	2,890
Ending Balance	$ (27,447)	$ (22,918)	$ (25,820)